Note 17 - Changes in Benefit Obligations Recognized in Other Comprehensive (Loss) Income (Details) - Other Postretirement Benefit Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes In Benefit Obligations Recognized In Other Comprehensive Loss Income [Line Items]
Newly established loss	$ (8)	$ (2)
Total loss recognized in Other comprehensive (loss) income	$ (8)	$ (2)